Note 3. Restricted Cash	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Note 3. Restricted Cash

NOTE 3. RESTRICTED CASH

At December 31, restricted cash consists of the following:

	December 31,
	2016	2015
Insurance premium escrow	$194,123	$–
Billboard replacement reserve	84,970	–

	$279,093	$–

At December 31, 2016 deposit on business acquisition consists of $2,950,000 deposited to the seller’s escrow account for the acquisition of billboard structures and related assets from Clear Channel Outdoor, Inc. (See Note 15.)